LIQUIDITY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ 2,143,683	$ 2,644,616	$ 6,864,783	$ 6,008,901
Cash used in operating activities	7,086	$ 827,733	7,873,307	6,579,378
Working capital deficit	3,860,339		2,339,052
Retained Earnings (Accumulated Deficit)	$ 54,505,517		$ 52,361,834	$ 45,497,051